ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Summary of Tax Effects on Components of Other Comprehensive Income (Loss)	The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended March 31, 2022
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(95)	$—	$(95)
Changes in retirement plans’ funded status	(34)	9	(25)
Foreign currency translation	259	—	259
Share of other comprehensive income (loss) of entities using the equity method	(9)	—	(9)
Other comprehensive income (loss)	$121	$9	$130

	Three Months Ended March 31, 2021
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(22)	$2	$(20)
Changes in retirement plans’ funded status	(24)	7	(17)
Foreign currency translation	100	—	100
Share of other comprehensive income (loss) of entities using the equity method	(23)	—	(23)
Other comprehensive income (loss)	$31	$9	$40

Summary of Changes in Other Comprehensive Income (Loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2021	$(6)	$(653)	$(1,884)	$(133)	$(2,676)
Other comprehensive income (loss), before reclassifications	(7)	13	98	(23)	81
Amounts reclassified from other comprehensive income	(13)	(30)	—	—	(43)
Other comprehensive income (loss)*	(20)	(17)	98	(23)	38
Balance, March 31, 2021	$(26)	$(670)	$(1,786)	$(156)	$(2,638)

Balance, January 1, 2022	$2	$(324)	$(1,951)	$(224)	$(2,497)
Other comprehensive income (loss), before reclassifications	(111)	8	259	(9)	147
Amounts reclassified from other comprehensive income	16	(33)	—	—	(17)
Other comprehensive income (loss)*	(95)	(25)	259	(9)	130
Balance, March 31, 2022	$(93)	$(349)	$(1,692)	$(233)	$(2,367)
(*)Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $0 million and $2 million for the three months ended March 31, 2022 and 2021, respectively.

Summary of Reclassification of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges recognized in accumulated other comprehensive income (loss) and net income (loss) during the three months ended March 31, 2022 and 2021 (in millions):

		Recognized in Net Income
For the Three Months Ended March 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2022
Foreign exchange contracts	$(150)
		Net sales	1
		Cost of goods sold	(17)
		Other, net	(10)
Interest rate contracts	37	Interest expense	8
Total	$(113)		$(18)
2021
Foreign exchange contracts	$(26)
		Net sales	(2)
		Cost of goods sold	25
		Other, net	(7)
Interest rate contracts	20	Interest expense	(2)
Total	$(6)		$14
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three months ended March 31, 2022 and 2021 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended March 31,
	2022	2021
	(in millions)
Cash flow hedges	$(1)	$2	Net sales
	17	(25)	Cost of goods sold
	10	7	Other, net
	(8)	2	Interest expense
	(2)	1	Income taxes
	$16	$(13)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$5	$9	*
Amortization of prior service cost	(31)	(32)	*
	(7)	(7)	Income taxes
	$(33)	$(30)
Total reclassifications, net of tax	$(17)	$(43)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.